Shareholders' Equity (Details) - Schedule of Warrants to Purchase of Common Stock were Issued and Outstanding - Warrant [Member] - $ / shares			3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity (Details) - Schedule of Warrants to Purchase of Common Stock were Issued and Outstanding [Line Items]
Warrants, Outstanding beginning			12,345,000	11,945,000	11,945,000	11,945,000
Weighted Average Exercise Price, Outstanding beginning			$ 11.22	$ 11.5	$ 11.5	$ 11.5
Weighted Average Remaining Contractual Term (Years), Outstanding beginning	4 years 11 months 4 days	5 years 11 months 23 days	4 years 8 months 23 days	5 years 11 months 23 days	4 years 11 months 4 days	5 years 11 months 23 days
Warrants, Issued			90,000		400,000
Weighted Average Exercise Price, Issued			$ 0.01		$ 0.35
Weighted Average Remaining Contractual Term (Years), Issued			10 days		1 month 28 days
Warrants, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Term (Years), Expired
Warrants, Outstanding ending	12,345,000	11,945,000	12,435,000	11,945,000	12,345,000	11,945,000
Weighted Average Exercise Price, Outstanding ending	$ 11.22	$ 11.5	$ 11.14	$ 11.5	$ 11.22	$ 11.5
Weighted Average Remaining Contractual Term (Years), Outstanding ending	4 years 11 months 4 days	5 years 11 months 23 days	4 years 8 months 23 days	5 years 11 months 23 days	4 years 11 months 4 days	5 years 11 months 23 days
Warrants, Exercisable	12,345,000		12,435,000	11,945,000	12,345,000
Weighted Average Exercise Price, Exercisable	$ 11.22		$ 11.14	$ 11.5	$ 11.22
Weighted Average Remaining Contractual Term (Years), Exercisable			4 years 8 months 23 days	5 years 11 months 23 days	4 years 11 months 4 days